Award Timing Disclosure	12 Months Ended
Apr. 30, 2025 shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Table

The following table provides information on outstanding equity awards as of April 30, 2025 awarded to our named executive officers:

	OUTSTANDING EQUITY AWARDS AT APRIL 30, 2025
	Option Awards
Name	Number of Securities Underlying Unexercised Options (#) Exercisable	Number of Securities Underlying Unexercised Options (#) Unexercisable	Equity Incentive Plan Awards: Number of Securities Underlying Unexercised Unearned Options (#)	Option Exercise Price ($)	Option Expiration Date
Stephan Jackman	2,222	-	-	1,350.00	11/15/2028
	-	1,481	1,481	2,025.00	11/18/2029
	740	741	741	1,579.50	11/29/2032
David J. Katzoff	296	-	-	1,350.00	1/21/2029
	630	-	-	2,025.00	11/1/2029
	185	-	-	2,025.00	11/26/2029
	-	741	741	2,025.00	11/18/2029

Stephan Jackman [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Stephan Jackman
Award Underlying Securities Amount | shares	2,222
Award Exercise Price | $ / shares	$ 1,350.00
Stephan Jackman 1 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount | shares	(0)
Award Exercise Price | $ / shares	$ 2,025.00
Stephan Jackman 2 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount | shares	740
Award Exercise Price | $ / shares	$ 1,579.50
David J. Katzoff [Member]
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	David J. Katzoff
Award Underlying Securities Amount | shares	296
Award Exercise Price | $ / shares	$ 1,350.00
David J. Katzoff 1 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount | shares	630
Award Exercise Price | $ / shares	$ 2,025.00
David J. Katzoff 2 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount | shares	185
Award Exercise Price | $ / shares	$ 2,025.00
David J. Katzoff 3 [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount | shares	(0)
Award Exercise Price | $ / shares	$ 2,025.00